COMMITMENTS AND CONTINGENCIES - Leases Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Litigation accrual	$ 0	$ 0
Litigation expense	0	0	$ 0
Other expense (income), net
Other Commitments [Line Items]
Operating lease loss		1,772,000
General and administrative expenses
Other Commitments [Line Items]
Operating lease rent expense	$ 611,000	$ 1,560,000	$ 2,451,000